Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	KNOP
Entity Registrant Name	KNOT Offshore Partners LP
Entity Central Index Key	0001564180
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	32,694,094
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false